Operating Segments (Operating Segment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales [Abstract]
Sales to external parties	$ 10,015	$ 6,955	$ 5,043
Inter-segment sales	0	0	0
Total sales	10,015	6,955	5,043
Operating income (loss) [Abstract]
Segment operating income (loss)	3,509	1,194	509
Other income not allocated to the segments	7	16	(307)
Operating income	3,516	1,210	202
Financing expenses, net	(113)	(122)	(158)
Share in earnings of equity-accounted investees	1	4	5
Income before income taxes	3,404	1,092	49
Depreciation and amortization	498	484	579
Capital expenditures	822	669	696
Capital expenditures as part of business combination		377	26
Industrial Products [Member]
Sales [Abstract]
Sales to external parties	1,737	1,601	1,242
Inter-segment sales	29	16	13
Total sales	1,766	1,617	1,255
Operating income (loss) [Abstract]
Segment operating income (loss)	628	435	303
Depreciation and amortization	61	65	77
Capital expenditures	90	74	84
Capital expenditures as part of business combination		0	0
Potash [Member]
Sales [Abstract]
Sales to external parties	3,031	1,598	1,091
Inter-segment sales	282	178	177
Total sales	3,313	1,776	1,268
Operating income (loss) [Abstract]
Segment operating income (loss)	1,822	399	121
Depreciation and amortization	166	148	152
Capital expenditures	346	270	270
Capital expenditures as part of business combination		0	0
Phosphate Solutions [Member]
Sales [Abstract]
Sales to external parties	2,851	2,087	1,663
Inter-segment sales	255	167	153
Total sales	3,106	2,254	1,816
Operating income (loss) [Abstract]
Segment operating income (loss)	777	294	88
Depreciation and amortization	189	207	204
Capital expenditures	259	228	267
Capital expenditures as part of business combination		0	0
Growing Solutions [Member]
Sales [Abstract]
Sales to external parties	2,376	1,644	1,016
Inter-segment sales	46	26	17
Total sales	2,422	1,670	1,033
Operating income (loss) [Abstract]
Segment operating income (loss)	378	135	17
Depreciation and amortization	70	62	45
Capital expenditures	101	74	54
Capital expenditures as part of business combination		377	0
Other Activities [Member]
Sales [Abstract]
Sales to external parties	20	25	31
Inter-segment sales	3	3	4
Total sales	23	28	35
Operating income (loss) [Abstract]
Segment operating income (loss)	(9)	(8)	(5)
Depreciation and amortization	3	2	3
Capital expenditures	9	6	6
Capital expenditures as part of business combination		0	26
Reconciliations [Member]
Sales [Abstract]
Sales to external parties	0	0	0
Inter-segment sales	(615)	(390)	(364)
Total sales	(615)	(390)	(364)
Operating income (loss) [Abstract]
Segment operating income (loss)	(87)	(61)	(15)
Depreciation and amortization	9	0	98
Capital expenditures	$ 17	17	15
Capital expenditures as part of business combination		$ 0	$ 0